Leases - Schedule of Undiscounted Future Minimum Lease Payment (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Undiscounted Future Minimum Lease Payment [Abstract]
2026	$ 8,571,101	$ 1,091,874	$ 7,073,089	$ 910,577
2027	8,222,303	1,047,440	7,308,606	940,897
2028	8,372,951	1,066,632	7,501,149	965,685
2029	8,277,359	1,054,454	7,752,154	997,999
2030 or after	27,114,091	3,454,068	28,133,028	3,621,796
Total lease payments	60,557,805	7,714,468	57,768,026	7,436,954
Less: imputed interest	(15,064,792)	(1,919,106)	(15,276,221)	(1,966,634)
Total operating lease liabilities	$ 45,493,013	$ 5,795,362	$ 42,491,805	$ 5,470,320	$ 23,884,854